Stock Options and Grants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock Options and Grants [Abstract]
Stock Options and Grants
8.	Stock Options and Grants

A summary of stock option activity as of March 31, 2017 and changes during the three months then ended are presented below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value

Outstanding - December 31, 2016	295,051	$1.25	$3.00	9.86	-
Granted	598,548	0.89	5.39	-	-
Exercised	-	-	-	-	-
Cancelled	-	-	-	-	-
Outstanding – March 31, 2017	893,599	$1.01	$4.60	9.80	$-

Exercisable - December 31, 2016	128,299	$1.25	$3.00	9.86	$-
Exercisable – March 31, 2017	227,813	$1.26	$3.00	9.67	$-

For the three months ended March 31, 2017 and 2016, the Company recognized stock-based compensation expense of $154,383 and $46,898, respectively, which is included in payroll and related expenses in the accompanying condensed consolidated statements of operations.

As of March 31, 2017, there was $555,600 of total unrecognized compensation costs related to non-vested stock options, which will be expensed over a weighted average period of 1.41 years. The intrinsic value is calculated as the difference between the fair value of the stock price at year end and the exercise price of each of the outstanding stock options. The fair value of the stock price at March 31, 2017 was $3.00 per share.

15.	Stock Options and Grants

A summary of stock option activity and changes during the years ended December 31, 2016 and 2015 are presented below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – January 1, 2015 (Predecessor)	15,425,001	$0.07	$0.30	8.00	$112,500
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding – December 31, 2015 (Predecessor)	15,425,001	$0.07	$0.30	7.00	$-
Granted	-	-	-
Exercised	-	-	-
Cancelled	(15,425,001)	(0.07)	(0.30)
Outstanding – June 30, 2016 - Predecessor	-	$-	$-	-	$-
Granted	295,051	1.25	3.00
Exercised	-
Cancelled	-
Outstanding – December 31, 2016 - Successor	295,051	1.25	3.00	9.86	-
Exercisable – December 31, 2015 - Predecessor	13,729,168	$0.11	$0.31	6.80	$-
Exercisable – December 31, 2016 - Successor	128,299	$1.25	$3.00	9.86	$-

Predecessor

The Company previously had stock plans approving the issuance of shares of the Company’s common stock. In connection with the Plan, all of the outstanding stock options under such plans were cancelled.

In connection with the predecessor company, the fair value of the stock price at December 31, 2015 was nominal. For this value the Company used the Market Approach to arrive at an estimated fair value of the Company’s common stock. The Market Approach is based on the economic principle of competition and entails both the application of appropriate market-based multiples such as level of earnings, cash flow, revenues, invested capital or other financial factors that represent the company's future financial performance. This method is based on the idea of determination of the price at which the company will be exchanged in the public market. On October 15, 2015, the Company filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Bankruptcy Court for the Southern District of New York, accordingly the fair value of the stock was deemed to have a nominal value. For the year ending December 31, 2016 the fair value of the stock was determined by using a weighted value between the income approach method and the weighted average bulletin board price.

For the six months ended June 30, 2016 and the year ended December 31, 2015, the Company recognized stock-based compensation of $119,146 and $192,776, respectively, which is included in payroll and related expenses in the accompanying consolidated statements of operations.

Successor

2016 Plan – On October 26 2016, the Company’s Board of Directors approved the issuance of up to 500,000 shares of the Company’s Common Stock in the form of restricted stock or options (“2016 Stock Plan”). The 2016 Plan expires on October 26, 2026, and is administered by the Company’s Board of Directors. Each of the Company’s employees, directors, and consultants are eligible to participate in the 2016 Stock Plan. As of December 31, 2016, there were 204,499 shares of common stock available for issuance under the 2016 Stock Plan.

For the six months ended December 31, 2016, the Company recognized stock-based compensation expense of $188,343, which is included in payroll and related expenses in the accompanying consolidated statements of operations.

As of December 31 2016, there was $179,881 of total unrecognized compensation costs related to non-vested stock options, which will be expensed over a weighted average period of 1.68 years. The intrinsic value is calculated as the difference between the fair value of the stock price at year end and the exercise price of each of the outstanding stock options. The fair value of the stock price at December 31, 2016 was $3 per share.

On November 1, 2016, Mahesh Shetty, the Company’s Chief Financial Officer, and two employees of the Company were granted options to purchase 21,828 and 54,596, respectively, shares of the Company’s Common Stock with an exercise price of $3.00 per share. These options were granted under the 2016 Stock Plan. These options vest at various dates throughout October 26, 2018 in accordance with the underlying agreement. The fair value of these options upon issuance amounted to $95,390.

On November 1, 2016, Paul Galvin, the Company’s Chief Executive Officer, Stevan Armstrong, the Company’s Chief Operating Officer and four directors of the Company were granted options to purchase 111,606, 43,677 and 63,333, respectively, shares of the Company’s Common Stock with an exercise price of $3.00 per share. These options were granted under the 2016 Stock Plan. These options vest at various dates throughout October 26, 2018 in accordance with the underlying agreement. The fair value of these options upon issuance amounted to $272,834.

The fair value of the stock-based option awards granted during the year ended December 31, 2016 were estimated at the date of grant using the Black-Scholes option valuation model with the following assumptions:

2016
Expected dividend yield	0%
Expected stock volatility	44.4%
Risk-free interest rate	1.3%
Expected life	5.5

Because the Company does not have significant historical data on employee exercise behavior, the Company uses the “Simplified Method” to calculate the expected life of the stock-based option awards granted to employees. The simplified method is calculated by averaging the vesting period and contractual term of the options.